Document and Entity Information	Oct. 30, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Registrant Name	Fidelity Advisor Series I
Central Index Key	0000722574
Investment Company Type	N-1A
Amendment Flag	false